Prepayments, Deposits and Other Assets, Net (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Prepayments, Deposits and Other Assets, Net [Abstract]
Deferred contract costs	$ 466,117	$ 263,065
Advances and deposits to suppliers	178,224	231,731
Prepaid expenses	29,484	179,384
Note receivable	114,979	21,813
Advances to employees	567,934	47,783
Less: allowance for doubtful accounts	(6,149)	(41,602)
Prepayments deposits and other assets, gross	1,350,589	702,174
Less: Long term portion	(119,372)	(123,783)
Prepayments, deposits and other assets - current portion	$ 1,231,217	$ 578,391